MARKETABLE SECURITIES (Details) - CAD ($)		12 Months Ended
	Jan. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 21, 2025	Jul. 17, 2025	Mar. 12, 2025
MARKETABLE SECURITIES
Amount of strategic investment		$ 75,000	$ 1,000,000
Amount of proceeds received		775,932	27,755
Fair value of common shares		4,254,503	1,076,142
Fair value gain		3,879,293	103,897
Number of shares in a unit						1
Number of warrants in a unit					0.5
Exercise price per whole warrant				$ 0.4	$ 0.65	$ 0.4
Private placement units
MARKETABLE SECURITIES
Amount of strategic investment		75,000
Common shares
MARKETABLE SECURITIES
Amount of strategic investment	$ 1,000,000
Number of shares purchased	7,142,857
Amount of proceeds received		775,932	27,755
Fair value of common shares		$ 4,182,931	$ 1,076,142
Number of shares in a unit		1
Number of instruments held		5,503,857
Warrants
MARKETABLE SECURITIES
Fair value of common shares		$ 71,572
Number of shares in a unit		0.5
Number of instruments held		150,000
Warrants | Warrants expire on March 14, 2027
MARKETABLE SECURITIES
Number of instruments held		50,000
Exercise price per whole warrant		$ 0.35
Warrants | Warrants expire on April 28, 2027
MARKETABLE SECURITIES
Number of instruments held		100,000
Exercise price per whole warrant		$ 0.35